Document and Entity Information	May 04, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2026
Entity File Number	333-261397
Entity Registrant Name	BA Credit Card Trust
Entity Central Index Key	0001128250
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	01-0864848
Entity Address, Address Line One	1020 North French Street
Entity Address, Address Line Two	DE5-002-01-05
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19884
City Area Code	980
Local Phone Number	683-4915
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
BA Master Credit Card Trust II [Member]
Entity Information [Line Items]
Entity File Number	333-261397-02
Entity Registrant Name	BA Master Credit Card Trust II
Entity Central Index Key	0000936988
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	01-0864848
Entity Address, Address Line One	1020 North French Street
Entity Address, Address Line Two	DE5-002-01-05
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19884
City Area Code	980
Local Phone Number	683-4915
Entity Emerging Growth Company	false